FAIR VALUE MEASUREMENTS (FAIR VALUE MEASUREMENTS OF FINANCIAL INSTRUMENTS MEASURED ON A RECURRING BASIS - FINANCIAL INSTRUMENTS) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - unrestricted	$ 611.6	$ 699.0	$ 582.5	$ 436.0
Cash and cash equivalents held by variable interest entities	68.3	104.3
Fair value, measurements, recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	1,691.9	1,729.5
Policy loans	106.9	277.0
Company-owned life insurance	157.6	144.8
Alternative investment funds	102.8	67.6
Cash and cash equivalents - unrestricted	611.6	699.0
Cash and cash equivalents held by variable interest entities	68.3	104.3
Policyholder account balances	10,707.2	12,776.4
Investment borrowings	1,519.2	1,900.0
Borrowings related to variable interest entities	1,286.1	1,012.3
Notes payable – direct corporate obligations	794.4	856.4
Fair value, measurements, recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	0	0
Policy loans	0	0
Company-owned life insurance	0	0
Alternative investment funds	0	0
Cash and cash equivalents - unrestricted	549.6	457.8
Cash and cash equivalents held by variable interest entities	68.3	104.3
Policyholder account balances	0	0
Investment borrowings	0	0
Borrowings related to variable interest entities	0	0
Notes payable – direct corporate obligations	0	0
Fair value, measurements, recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	0	0
Policy loans	0	0
Company-owned life insurance	157.6	144.8
Alternative investment funds	102.8	67.6
Cash and cash equivalents - unrestricted	62.0	241.2
Cash and cash equivalents held by variable interest entities	0	0
Policyholder account balances	0	0
Investment borrowings	1,520.4	1,948.5
Borrowings related to variable interest entities	1,229.2	993.7
Notes payable – direct corporate obligations	807.4	872.5
Fair value, measurements, recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	1,768.9	1,749.5
Policy loans	106.9	277.0
Company-owned life insurance	0	0
Alternative investment funds	0	0
Cash and cash equivalents - unrestricted	0	0
Cash and cash equivalents held by variable interest entities	0	0
Policyholder account balances	10,707.2	12,776.4
Investment borrowings	0	0
Borrowings related to variable interest entities	0	0
Notes payable – direct corporate obligations	0	0
Estimate of fair value measurement [Member] | Fair value, measurements, recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	1,768.9	1,749.5
Policy loans	106.9	277.0
Company-owned life insurance	157.6	144.8
Alternative investment funds	102.8	67.6
Cash and cash equivalents - unrestricted	611.6	699.0
Cash and cash equivalents held by variable interest entities	68.3	104.3
Policyholder account balances	10,707.2	12,776.4
Investment borrowings	1,520.4	1,948.5
Borrowings related to variable interest entities	1,229.2	993.7
Notes payable – direct corporate obligations	$ 807.4	$ 872.5